Pledged assets and collateral (Tables)	12 Months Ended
Mar. 31, 2020
Amounts Pledged as Collateral for Borrowings and for Other Purposes
The following amounts, by balance sheet classification, have been pledged as collateral for borrowings and for other purposes at March 31, 2019 and 2020:

	2019	2020
	(in billions of yen)
Interest-bearing deposits in other banks	68	69
Trading account assets	4,137	5,705
Investments	6,076	4,155
Loans	4,055	3,887
Other assets	1,886	2,786

Total	16,222	16,602

Associated Liabilities Collateralized by Pledged Assets
The associated liabilities collateralized by the above assets at March 31, 2019 and 2020 are summarized below:

	2019	2020
	(in billions of yen)
Deposits	386	1,057
Payables under repurchase agreements	3,435	5,480
Payables under securities lending transactions	1,675	1,094
Other short-term borrowings	519	4,014
Long-term debt	1,431	213

Total	7,446	11,858